Supplement to the Current Prospectus

MFS(R) International Diversification Fund

Effective April 1, 2008, the introduction and table in the sub-section entitled "Expense Table" under the main heading "Expense Summary" is restated as follows, with respect to Class 529A, 529B, 529C, R1, R2, R3, R4, and R5 shares only:


Expense Table

The following tables describe the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. In addition to the fees and expenses which you bear directly, you will indirectly bear the fund's pro rata share of the fees and expenses of the underlying funds in which the fund invests.

The annual fund operating expenses shown in the fund's fee table below are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect annualized expenses and current fee arrangements, and a weighted average of the total annual operating expenses (as reported in each underlying fund's most recent shareholder report) of, and the fee (if any) charged by the underlying funds in which the fund invested during the fund's most recently completed fiscal year. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
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Share Class                     529A       529B     529C        All R
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Maximum Sales Charge (Load)    5.75%       N/A       N/A         N/A
Imposed on Purchases (as a
percentage of offering
price)......................
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Maximum Deferred Sales      See Below(#)  4.00%     1.00%        N/A
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)..........
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                                529A        529B        529C
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Management Fee..........................    N/A         N/A         N/A
Distribution and/or Service (12b-1)
Fees(1).................................   0.35%       1.00%       1.00%
Other Expenses(2).......................   0.15%       0.15%       0.15%
Acquired (Underlying) Fund Fees and
Expenses(2).............................   1.10%       1.10%       1.10%
                                           -----       -----       -----
Total Annual Fund Operating Expenses(2).   1.60%       2.25%       2.25%

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Share Class                                R1      R2    R3     R4    R5
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Management Fee..........................   N/A    N/A    N/A   N/A    N/A
Distribution and/or Service (12b-1)
Fees(1).................................  1.00%  0.50%  0.50% 0.25%   N/A
Other Expenses(2).......................  0.05%  0.05%  0.05% 0.05%  0.05%
Acquired (Underlying) Fund Fees and
Expenses(2).............................  1.10%  1.10%  1.10% 1.10%  1.10%
                                          -----  -----  ----- -----  -----
Total Annual Fund Operating Expenses(2).  2.15%  1.65%  1.65% 1.40%  1.15%

Effective March 1, 2008, the last sentence in footnote (2) to the table in the sub-section entitled "Expense Table" is hereby deleted.


Effective April 1, 2008, the sub-section entitled "Example of Expenses" under the main heading "Expense Summary" is restated as follows, with respect to Class 529A, 529B, 529C, R1, R2, R3, R4, and R5 shares only:


Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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529A Shares                                $728   $1,051   $1,396    $2,366
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529B Shares(1)
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      Assuming Redemption at End of
Period                                     $628   $1,003   $1,405    $2,422
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      Assuming No Redemption               $228     $703   $1,205    $2,422
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529C Shares
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      Assuming Redemption at End of
Period                                     $328     $703   $1,205    $2,585
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      Assuming No Redemption               $228     $703   $1,205    $2,585
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R1 Shares                                  $218     $673   $1,154    $2,483
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R2 Shares                                  $168     $520     $897    $1,955
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R3 Shares                                  $168     $520     $897    $1,955
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R4 Shares                                  $143     $443     $766    $1,680
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R5 Shares                                  $117     $365     $633    $1,398
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(1)  Class 529B shares convert to Class 529A shares approximately eight years after purchase; therefore, years nine and ten reflect Class 529A expenses.


Effective April 1, 2008, the paragraph in the sub-section entitled "Investment Adviser" under the main heading "Management of the Fund" that begins, "MFS has agreed in writing to bear..." is restated as follows:

MFS has agreed in writing to bear the fund's expenses such that "Other Expenses" do not exceed 0.10% annually of the fund's average daily net assets for each of Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, and Class R5 shares, and 0.20% annually for each of Class 529A, Class 529B, and Class 529C shares. This written agreement excludes management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until at least September 30, 2008.


Effective March 1, 2008, the second paragraph of the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby deleted.


Effective April 1, 2008, the sub-section entitled "Program Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:


Program Manager(s)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code through which 529 share classes of the fund are included as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code (the "Code") and other regulatory requirements under a Master 529 Administrative Services Agreement. The fund's 529 share classes may also be offered through qualified tuition programs for which MFD does not serve as program manager.

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Under the Agreement, the fund pays MFD an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.

Please consult the program description for your particular qualified tuition program for a discussion of the fees paid to and services received from the program manager.

Effective March 1, 2008, the table in the sub-section entitled "Distribution and Service Fees" under the main heading "Description of Share Classes" is restated as follows, with respect to Class R1 shares only:

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Class              Maximum         Maximum Service       Maximum Total
                                                                Distribution and
               Distribution Fee          Fee              Service Fee
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Class R1            0.75%               0.25%                1.00%
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Effective April 1, 2008, the first two paragraphs of the sub-section entitled
"529 Share Classes" under the main heading "How to Purchase, Redeem, and Exchange Shares" are restated as follows:

529 Share Classes. With respect to the 529 share classes, you can establish an account by having your financial intermediary process your purchase. Generally, the minimum initial investment is $250. MFSC waives or lowers the initial investment minimums for certain types of investors and investments.

You may have your financial intermediary process your subsequent purchases or you may contact MFSC directly. Generally, there is no minimum for subsequent investments.


               The date of this supplement is April 1, 2008.